SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 98.93%
Brazil — 5.34%
85,300	Banco do Brasil SA	$561,100
212,500	Cia Brasileira de Aluminio	464,866
79,900	Hypera SA	684,025
70,200	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	404,866
100,200	Sao Martinho SA	503,301
82,300	SLC Agricola SA	731,226

		3,349,384

Chile — 2.68%
89,988	Antofagasta Plc	1,679,861

China — 28.64%
236,200	Alibaba Group Holding Ltd.*	2,591,802
68,100	Baidu, Inc., Class A*	971,156
157,698	Beijing New Building Materials Plc, Class A	584,968
382,500	China Overseas Land & Investment Ltd.	1,000,954
1,142,000	Chinasoft International Ltd.	988,638
908,000	CIMC Enric Holdings Ltd.	913,962
928,000	CSPC Pharmaceutical Group Ltd.	966,116
4,500	Daqo New Energy Corp., ADR*	173,745
241,000	Flat Glass Group Co. Ltd., Class H	579,578
140,100	Midea Group Co. Ltd., Class A	1,039,723
1,110,000	Nexteer Automotive Group Ltd.	723,669
769,410	Ping An Bank Co. Ltd., Class A	1,452,353
281,999	Ping An Insurance Group Co. of China Ltd., Series H	1,852,662
119,792	Sieyuan Electric Co. Ltd., Class A	657,129
226,000	SITC International Holdings Co. Ltd.	500,915
1,283,000	Topsports International Holdings Ltd.(a)	1,010,849
17,200	Trip.com Group Ltd.*	593,221
46,098	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	265,942
309,868	Xinyi Glass Holdings Ltd.	572,504
1,080,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	509,013

		17,948,899

Egypt — 1.06%
554,244	Commercial International Bank Egypt SAE, GDR	661,992

Hong Kong — 0.36%
677,000	Pacific Basin Shipping Ltd.	228,071

Hungary — 0.83%
19,155	OTP Bank Nyrt	520,463

India — 11.15%
255,477	Apollo Tyres Ltd.	999,020

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value
116,824	Axis Bank Ltd.	$1,314,696
205,217	Hindalco Industries Ltd.	1,173,210
174,115	KEC International Ltd.	1,038,727
477,942	Redington Ltd.	1,043,025
68,005	Shriram Finance Ltd.	1,128,900
33,496	UPL Ltd.	289,296

		6,986,874

Indonesia — 1.43%
1,513,900	Bank Negara Indonesia Persero Tbk PT	896,937

Korea — 13.40%
12,581	DB Insurance Co. Ltd.	652,136
8,348	E-MART, Inc.*	649,064
19,356	Fila Holdings Corp.	510,644
25,877	Hana Financial Group, Inc.	861,681
16,703	HL Mando Co. Ltd.	533,042
4,553	Hyundai Motor Co.	544,912
19,121	LG Corp.	1,183,975
63,050	Samsung Electronics Co. Ltd.	2,767,469
11,670	SK Hynix, Inc.	696,279

		8,399,202

Mexico — 2.81%
784,214	Gentera SAB de CV	884,562
121,300	Regional SAB de CV	877,700

		1,762,262

Pakistan — 0.38%
851,530	Habib Bank Ltd.	240,307

Peru — 1.45%
6,700	Credicorp Ltd.	908,922

Philippines — 1.17%
385,230	BDO Unibank, Inc.	732,583

Russia — 0.00%
2,322,600	Sistema PJSFC*,(b),(c)	0
893,930	United Co. RUSAL International PJSC(b),(c)	0
30,666	X5 Retail Group NV, GDR(b),(c)	1

		1

South Africa — 8.45%
1,203,944	Growthpoint Properties Ltd., REIT	1,032,085
1,566,924	KAP Industrial Holdings Ltd.	407,843
51,681	Mr Price Group Ltd.	479,224
123,642	MTN Group Ltd.	923,451

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

10,642	Naspers Ltd., N Shares	$1,778,338
1,095,370	Old Mutual Ltd.	671,991

		5,292,932

Taiwan — 12.92%
141,143	Chailease Holding Co. Ltd.	994,379
106,000	Elite Material Co. Ltd.	586,960
132,583	Innodisk Corp.	799,568
38,850	Lotes Co. Ltd.	1,039,546
44,000	MediaTek, Inc.	889,633
67,000	Merida Industry Co. Ltd.	363,107
236,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,427,537

		8,100,730

Thailand — 1.15%
169,400	Kasikornbank Public Co. Ltd.	720,162

Turkey — 1.45%
34,401	BIM Birlesik Magazalar AS	251,397
147,185	KOC Holding AS	660,323

		911,720

United Arab Emirates — 1.47%
766,829	Aldar Properties PJSC	921,405

United States — 1.60%
380,700	Samsonite International SA*,(a)	999,607

Vietnam — 1.19%
365,950	Vinhomes JSC(a)	743,902

Total Common Stocks (Cost $72,787,139)		62,006,216

Preferred Stocks — 1.82%
Brazil — 1.05%
80,200	Centrais Eletricas Brasileiras SA, Class B	656,668

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Colombia — 0.77%
85,082	Banco Davivienda SA	$483,676

Total Preferred Stocks (Cost $1,282,797)		1,140,344

Total Investments (Cost $74,069,936) — 100.75%		$63,146,560
Liabilities in excess of other assets — (0.75)%		(470,009)

NET ASSETS — 100.00%		$62,676,551

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Abbreviations	used are defined below:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.19%
Information Technology	21.38%
Consumer Discretionary	19.41%
Industrials	12.00%
Real Estate	5.90%
Materials	5.76%
Consumer Staples	3.41%
Communication Services	3.02%
Health Care	2.63%
Utilities	1.05%
Other*	(0.75)%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.